Short-Term Income Fund (Prospectus Summary): | Short-Term Income Fund
SHORT-TERM INCOME FUND

Supplement dated June 15, 2012

to the Class J Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012 and April 20, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Under the Principal Investment Strategies heading, delete the third sentence in the paragraph and substitute:

The Fund's investments may also include corporate securities, U.S. and foreign government securities,

mortgage-backed and asset-backed securities (including sub-prime mortgages), and real estate investment trust securities.

Add the following to the list of Principal Risks :
Sub-Prime Mortgage Risk. The risk of default is generally higher in mortgage-related investments that include sub-prime mortgages.